Critical accounting estimates and judgements (Tables)	12 Months Ended
Dec. 31, 2024
Critical accounting estimates and judgements
Schedule of management's assessment of current uncertainties

	Assessment	Risk discussion and response
Revenue and profitability	• Limited impact on revenue collections thus far. • Customers continue to perform, and we have not experienced significant deterioration in payments.

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The Group has long-term revenue contracts with its customers amounting to approximately $12.0 billion in Contracted Revenue.

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Our ability to collect revenue from our customers is impacted by our customers’ ability to generate and collect revenues from their operations. Our customers have, in the main, seen an increased demand for their services.

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The impact on collections has thus far been limited and the Group remains in constant conversation with customers regarding their liquidity and ability to meet their obligations.

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The Group regularly reviews measures for cost savings whilst maintaining its ability to operate effectively and towards strategic goals.

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The Group has continued to invest in capital expenditure which supports revenue growth. The Group will make targeted investments in capital expenditure relating to revenue growth during 2025.

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Customer revenue contracts include FX reset functions, including on Nigerian Naira contracts.

Liquidity	• Sufficient liquidity is available. • No current impact on going concern.

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The Group has cash and cash equivalents of $578 million as of December 31, 2024, and undrawn facilities at IHS Holding level of $300 million.

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Management has assessed current cash reserves and the availability of undrawn facilities and continues to monitor available liquidity in the context of ongoing operational requirements and planned capital expenditure.

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In the context of current commitments and available liquidity, management believes that the going concern assumption remains appropriate.

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All of the Group’s operations are cash generative.

Access to USD	• Moderate risk due to decreased availability.

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While there was a reduction in U.S. dollar liquidity in the Nigerian market, we were still able to source U.S. dollars locally to fund our U.S. dollar requirements during the year. We noted an improvement in U.S. dollar liquidity towards the end of the year but this may not continue.

Internal controls	• Minimal impact to date.	• Our IT team monitors the increased risk of fraud, data or security breaches, loss of data and the potential for other cyber-related attacks and utilises security measures to mitigate such risks.
Supply chain	• Moderate risk due to delays.

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The Group works closely with suppliers and contractors to ensure availability of supplies on site, especially diesel supplies which are critical to many of our operations.

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Regular maintenance of our towers continues while observing strict safety guidelines for our employees and our suppliers and contractors.